Trade and other receivables - Schedule of average expected loss rates and balances (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure of financial assets [line items]
Trade receivables	£ 3,052	£ 3,709
Accrued income
Disclosure of financial assets [line items]
Expected credit loss rate	3.00%	5.00%
Trade receivables	£ 462	£ 382
Retail customer receivables
Disclosure of financial assets [line items]
Trade receivables	£ 2,325	£ 2,243
0 – 30 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	3.00%	5.00%
Trade receivables	£ 838	£ 731
30 – 60 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	13.00%	20.00%
Trade receivables	£ 235	£ 213
60 – 90 days past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	23.00%	32.00%
Trade receivables	£ 139	£ 123
3 – 6 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	32.00%	41.00%
Trade receivables	£ 189	£ 161
6 – 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	43.00%	56.00%
Trade receivables	£ 178	£ 177
Over 12 months past due | Retail customer receivables
Disclosure of financial assets [line items]
Expected credit loss rate	88.00%	71.00%
Trade receivables	£ 284	£ 456